Transactions with Related Parties - Summary of Key Management Personnel Compensation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries	₩ 1,503	₩ 1,472	₩ 1,177